Document and Entity Information	Jul. 06, 2021
Document And Entity Information [Line Items]
Document Period End Date	Jul. 06, 2021
Entity Registrant Name	AIR PRODUCTS & CHEMICALS INC /DE/
Amendment Flag	true
Entity Central Index Key	0000002969
Document Type	8-K/A
Entity Incorporation State Country Code	DE
Entity File Number	001-04534
Entity Tax Identification Number	23-1274455
Entity Address, Address Line One	7201 Hamilton Boulevard
Entity Address, City or Town	Allentown
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18195-1501
City Area Code	(610)
Local Phone Number	481-4911
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 amends the Current Report on Form 8-K filed by Air Products and Chemicals, Inc. (the “Company”) on July 9, 2021 to report the appointment of Melissa Schaeffer as the Company’s Chief Financial Officer, effective August 10, 2021, in connection with the retirement of the Company’s current Chief Financial Officer, M. Scott Crocco. The Company is filing this amendment solely to report certain compensatory arrangements with Ms. Schaeffer in connection with her promotion.
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $1.00 per share
Trading Symbol	APD
Security Exchange Name	NYSE
Euro Notes Due 2025 One Percent [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.000% Euro Notes due 2025
Trading Symbol	APD25
Security Exchange Name	NYSE
A 0500 Notes Due 2028 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.500% Euro Notes due 2028
Trading Symbol	APD28
Security Exchange Name	NYSE
A 0800 Notes Due 2032 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.800% Euro Notes due 2032
Trading Symbol	APD32
Security Exchange Name	NYSE